Inventories	3 Months Ended
Mar. 31, 2011
Inventory
Inventories
	At March 31,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

The components of inventory consist of the following:

Short-term
Metals in process	183	184
Gold on hand (doré/bullion)	46	77
Ore stockpiles	349	324
Uranium oxide and sulfuric acid	38	43
Supplies	261	255
	877	883
Less: Materials on the leach pad(1)	(92)	(91)
	785	792
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

	At March 31,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Long-term
Metals in process	350	331
Ore stockpiles	25	27
	375	358
Less: Materials on the leach pad(1)	(350)	(331)
	25	27
(1) Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.